Total Stock-based Compensation to Employees and Non-employees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	$ 5,424	$ 8,392
Non-employee Compensation Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	289	0
Non-employee Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	3,088	7,566
Employee Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	0	614
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	$ 2,047	$ 212